Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 45,000	$ 131,000	$ 25,000
Accounts Receivable, Related Parties, Current	0	10,366
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 142,000	$ 10,000